Shareholder Report, Holdings (Details) - Multi-Manager Total Return Bond Strategies Fund - Institutional Class	Aug. 31, 2025
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Commercial Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%